Notes Payable (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 28, 2016	Jun. 20, 2016	Mar. 31, 2017	Dec. 31, 2016
Debt instrument face amount				$ 121,523
Accrued interest expenses			$ 21,225	14,475
Debt principal and interest			$ 321,225	$ 314,475
Promissory Note [Member]
Debt instrument face amount	$ 121,523
Debt instrument maturity date	Mar. 31, 2017		Mar. 31, 2017
Debt periodic payment	$ 6,000		$ 6,000
Promissory Note [Member] | December 31, 2017 [Member]
Payments on debt	$ 100,000
Holders Of Notes [Member]
Debt instrument interest rate		25.00%
Asset Purchase Agreement [Member]
Debt instrument face amount		$ 3,000,000
Debt instrument interest rate		12.00%
Debt instrument maturity date		Jun. 20, 2017
Proceeds from debt		$ 250,000
Purchase Agreement [Member]
Warrants, percentage				80.00%